SIGNIFICANT ACCOUNTING POLICIES (Property and equipment) (Details)	12 Months Ended
Dec. 31, 2019
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates in %	33.00%
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates in %	7.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates in %	3.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates in %	20.00%